RELATED PARTY DISCLOSURES - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (350)	£ (330)	£ (236)
Interest, fees and other expenses paid	1,301	976	1,176
Amounts owed by related parties	5,830	5,467
Amounts owed to related parties	(16,167)	(15,249)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(19)	(23)	(8)
Interest, fees and other expenses paid	321	138	414
Amounts owed by related parties	730	587
Amounts owed to related parties	(1,834)	(944)
Immediate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(6)	(7)	(7)
Interest, fees and other expenses paid	594	526	504
Amounts owed by related parties	0	0
Amounts owed to related parties	(12,275)	(12,392)
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(38)	(42)	(38)
Interest, fees and other expenses paid	310	228	203
Amounts owed by related parties	62	68
Amounts owed to related parties	(573)	(346)
Joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(287)	(258)	(183)
Interest, fees and other expenses paid	76	84	£ 55
Amounts owed by related parties	5,038	4,812
Amounts owed to related parties	£ (1,485)	£ (1,567)